Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 2		$ 24,984	$ 24,156,001	$ (27,761,733)	$ (3,580,746)
Temporary equity balance, shares at Dec. 31, 2022		5,673,346
Temporary equity balance, value at Dec. 31, 2022		$ 4,016,616
Balance, shares at Dec. 31, 2022	2,068		24,983,593
Common shares issued for cash			$ 6,023	3,101,097		$ 3,107,120
Common shares issued for cash, shares			6,023,067			6,023,067
Stock based compensation			$ 216	144,787		$ 145,003
Stock based compensation, shares			216,000
Contributed capital				351,459		351,459
Imputed interest				6,660		6,660
Stock based compensation			$ 1,773	131,187		132,960
Temporary equity stock based compensation, shares		2,946,074
Temporary equity stock based compensation		$ 2,085,762
Stock based compensation, shares			1,772,800
Reclassification of mezzanine equity		$ 862		6,101,516		6,102,378
Temporary equity reclassification of mezzanine equity, shares		(8,619,420)
Temporary equity reclassification of mezzanine equity		$ (6,102,378)
Reclassification of mezzanine equity, shares		8,619,420
Net loss					(6,147,063)	(6,147,063)
Balance at Dec. 31, 2023	$ 2	$ 862	$ 32,996	33,992,707	(33,908,796)	117,771
Temporary equity balance, shares at Dec. 31, 2023
Temporary equity balance, value at Dec. 31, 2023
Balance, shares at Dec. 31, 2023	2,068	8,619,420	32,995,460
Common shares issued for cash			$ 969	724,631		$ 725,600
Common shares issued for cash, shares			969,500			969,500
Stock based compensation			$ 1,500	1,055,791		$ 1,057,291
Stock based compensation, shares			1,500,000
Contributed capital				4,448		4,448
Imputed interest				5,625		5,625
Net loss					(4,595,555)	(4,595,555)
Deemed dividend			$ 2,326	1,009,477	(1,011,803)
Deemed dividend, shares			2,325,983
Balance at Dec. 31, 2024	$ 2	$ 862	$ 37,791	$ 36,792,679	$ (39,516,154)	$ (2,684,820)
Temporary equity balance, shares at Dec. 31, 2024
Temporary equity balance, value at Dec. 31, 2024
Balance, shares at Dec. 31, 2024	2,068	8,619,420	37,790,943